VANECK CEF MUNI INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2022 (unaudited)

	Number of Shares	Value
CLOSED-END FUNDS: 99.6% (a)
Alliance Bernstein National Municipal Income Fund, Inc.	146,041	$1,973,014
Blackrock Investment Quality Municipal Trust, Inc.	51,893	826,137
BlackRock Long-Term Municipal Advantage Trust	44,640	559,786
BlackRock MuniAssets Fund, Inc.	134,644	1,902,520
BlackRock Municipal 2030 Target Term Trust	400,779	10,039,514
BlackRock Municipal Income Fund, Inc.	199,420	2,867,660
BlackRock Municipal Income Quality Trust	131,392	1,848,685
BlackRock Municipal Income Trust	153,913	2,130,156
BlackRock Municipal Income Trust II	195,879	2,736,430
BlackRock MuniHoldings Fund, Inc.	265,960	4,042,592
BlackRock MuniHoldings Investment Quality Fund	217,904	2,880,691
BlackRock MuniHoldings Quality Fund II, Inc.	113,119	1,434,349
BlackRock MuniVest Fund II, Inc.	109,259	1,543,830
BlackRock MuniVest Fund, Inc.	371,952	3,273,178
BlackRock MuniYield Fund, Inc.	242,717	3,240,272
BlackRock MuniYield Quality Fund II, Inc.	92,626	1,198,580
BlackRock MuniYield Quality Fund III, Inc.	382,366	5,169,588
BlackRock MuniYield Quality Fund, Inc.	367,379	5,488,642
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	67,838	911,743
BNY Mellon Municipal Income, Inc.	110,864	903,542
BNY Mellon Strategic Municipal Bond Fund, Inc.	245,489	1,833,803
BNY Mellon Strategic Municipals, Inc.	322,726	2,520,490
DWS Municipal Income Trust	226,721	2,487,129
Eaton Vance Municipal Bond Fund	405,936	5,082,319
Eaton Vance Municipal Income 2028 Term Trust	39,096	801,859
Eaton Vance Municipal Income Trust	199,900	2,524,737
	Number of Shares	Value
Eaton Vance National Municipal Opportunities Trust	53,363	$1,090,206
Invesco Advantage Municipal Income Trust II	177,029	1,973,873
Invesco Municipal Income Opportunities Trust	188,873	1,386,328
Invesco Municipal Opportunity Trust	271,928	3,461,643
Invesco Municipal Trust	281,942	3,428,415
Invesco Quality Municipal Income Trust	290,034	3,535,514
Invesco Trust for Investment Grade Municipals	273,935	3,421,448
Invesco Value Municipal Income Trust	235,760	3,576,479
MainStay MacKay DefinedTerm Municipal Opportunities Fund	109,637	2,228,920
MFS High Income Municipal Trust	181,329	841,367
MFS Municipal Income Trust	241,907	1,560,300
Neuberger Berman Municipal Fund, Inc.	63,309	904,686
Nuveen AMT-Free Municipal Credit Income Fund	862,126	13,785,395
Nuveen AMT-Free Municipal Value Fund	101,746	1,601,482
Nuveen AMT-Free Quality Municipal Income Fund	1,129,379	15,924,244
Nuveen Dynamic Municipal Opportunities Fund	237,453	3,595,038
Nuveen Enhanced Municipal Value Fund	127,892	1,827,577
Nuveen Intermediate Duration Municipal Term Fund	191,246	2,734,818
Nuveen Intermediate Duration Quality Municipal Term Fund	64,760	930,601
Nuveen Municipal Credit Income Fund	721,307	11,613,043
Nuveen Municipal Credit Opportunities Fund	262,111	3,853,032
Nuveen Municipal High Income Opportunity Fund	395,093	5,614,271
Nuveen Municipal Value Fund, Inc.	776,993	7,731,080
Nuveen Quality Municipal Income Fund	1,102,028	16,188,791
Nuveen Select Tax-Free Income Portfolio	198,411	2,999,974

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VANECK CEF MUNI INCOME ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
PIMCO Municipal Income Fund	75,117	$1,029,854
PIMCO Municipal Income Fund II	170,118	2,306,800
PIMCO Municipal Income Fund III	95,573	1,075,196
Pioneer Municipal High Income Advantage Fund, Inc.	125,012	1,351,380
Pioneer Municipal High Income Fund Trust	145,247	1,647,101
	Number of Shares	Value
Pioneer Municipal High Income Opportunities Fund, Inc.	90,992	$1,549,594
Putnam Managed Municipal Income Trust	164,481	1,235,252
Putnam Municipal Opportunities Trust	130,286	1,652,026
Western Asset Managed Municipals Fund, Inc.	246,651	3,065,872
Total Closed-End Funds (Cost: $215,631,458)		200,942,846
Other assets less liabilities: 0.4%		719,351
NET ASSETS: 100.0%		$201,662,197

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.

Summary of Investments by Sector	% of Investments	Value
Financials	100.0%	$200,942,846

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